Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill [Abstract]
Schedule of Goodwill Activity	Goodwill activity consisted of the following during the period ended September 30, 2023:
Activity
(in thousands)
Goodwill - Balance January 1, 2022	$1,903
Additions	-
Impairment	-
Foreign currency translation adjustment	(145)
Goodwill - Balance December 31, 2022	$1,758
Additions	-
Impairment	-
Foreign currency translation adjustment	(15)
Goodwill - Balance September 30, 2023	$1,743
Goodwill activity consisted of the following during the years ended December 31, 2022 and 2021:
Activity
(in thousands)
Goodwill - Balance January 1, 2021	$1,350
Additions	657
Impairment	—
Foreign currency translation adjustment	(104)
Goodwill - Balance January 1, 2022	$1,903
Additions	—
Impairment	—
Foreign currency translation adjustment	(145)
Goodwill - December 31, 2022	$1,758